UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steel Partners II, L.P.
Address: 590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jack L. Howard
Title: Attorney-In-Fact for Warren G. Lichtenstein,
       Managing Member of General Partner of Steel Partners II, L.P.
Phone: 212-520-2300

Signature, Place, and Date of Signing:

      /s/ Jack L. Howard, New York, NY, November 16, 2009

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                        ----------------------------------

Form 13F Information Table Entry Total:                    13
                                        ----------------------------------

Form 13F Information Table Value Total:               $361331
                                        ----------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.          Form 13F File Number                  Name

      1            28-10766                              Warren G. Lichtenstein
      ---          --------------------                  ----------------------

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1                     COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------               --------------    ---------  --------   ------------------ ---------- -------- -------------------
                                                                                                              VOTING AUTHORITY
                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER               TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
--------------               --------------    ---------  --------   -------   --- ---- ---------- -------- ---- ------    ----
ADAPTEC INC                  COM               00651F108     43957   13160669  SH       OTHER        1      0    13160669  0

CONSECO INC                  DBCV 3.500% 9/3   208464BH9     25878   28052040  PRN      OTHER        1      0    28052040  0

CONSECO INC                  COM NEW           208464883     29268    5564183  SH       OTHER        1      0     5564183  0

CONTINENTAL MATLS CORP       COM PAR $0.25     211615307      1563     144762  SH       OTHER        1      0      144762  0

GENCORP INC                  COM               368682100     18839    3514813  SH       OTHER        1      0     3514813  0

NATHANS FAMOUS INC NEW       COM               632347100      6557     445456  SH       OTHER        1      0      445456  0

ROWAN COS INC                COM               779382100     91038    3946146  SH       OTHER        1      0     3946146  0

S L INDS INC                 COM               784413106      5630     703720  SH       OTHER        1      0      703720  0

SP ACQUISITION HOLDINGS INC  COM               78470A104     99921   10322400  SH       OTHER        1      0    10322400  0

SP ACQUISITION HOLDINGS INC  *W EXP 10/10/201  78470A112      1514   16822400  SH       OTHER        1      0    16822400  0

SELECTICA INC                COM               816288104      2777    8415362  SH       OTHER        1      0     8415362  0

UNISYS CORP                  COM               909214108     26717   10006361  SH       OTHER        1      0    10006361  0

WHX CORP                     COM PAR $.01 NEW  929248607      7672    3995974  SH       OTHER        1      0     3995974  0